Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	47 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 26, 2022	Dec. 31, 2015	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2017	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2018	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000028716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Balanced Portfolio (Service Shares)
Accumulated Value		$ 10,000				$ 10,432			$ 12,324			$ 12,377			$ 15,134	$ 17,257	$ 20,175	$ 16,823	$ 19,369	$ 22,302	$ 25,608
C000028717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)
Accumulated Value		10,000				10,460			12,388			12,472			15,290	17,478	20,483	17,124	19,763	22,812	26,258
C000028719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)
Accumulated Value		10,000				10,050			12,852			12,521			16,968	22,560	27,147	19,033	27,249	36,871	43,651
C000028718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Research Portfolio (Service Shares)
Accumulated Value		10,000				10,027			12,790			12,427			16,804	22,278	26,745	18,704	26,711	36,049	42,573
C000028720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Enterprise Portfolio (Service Shares)
Accumulated Value		10,000				11,210			14,247			14,152			19,127	22,796	26,567	22,277	26,237	30,257	32,500
C000028721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)
Accumulated Value		10,000				11,236			14,317			14,258			19,317	23,079	26,963	22,665	26,761	30,937	33,311
C000028723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)
Accumulated Value		10,000				11,903			13,562			11,713			15,268	15,127	18,112	17,104	19,054	21,551	22,951
C000028722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)
Accumulated Value		10,000				11,876			13,495			11,630			15,125	14,941	17,843	16,813	18,680	21,072	22,398
C000028728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Global Research Portfolio (Service Shares)
Accumulated Value		10,000				10,182			12,898			11,985			15,426	18,475	21,763	17,495	22,126	27,274	32,892
C000028730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)
Accumulated Value		10,000				10,207			12,965			12,075			15,582	18,708	22,092	17,803	22,571	27,894	33,728
C000028734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)
Accumulated Value		10,000				10,246			10,617			10,511			11,517	12,724	12,610	10,888	11,487	11,712	12,578
C000028733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Flexible Bond Portfolio (Service Shares)
Accumulated Value		10,000				10,222			10,565			10,429			11,397	12,565	12,425	10,698	11,264	11,447	12,274
C000028736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Forty Portfolio (Service Shares)
Accumulated Value		10,000				10,194			13,252			13,480			18,447	25,648	31,445	20,839	29,102	37,291	43,951
C000028737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)
Accumulated Value		10,000				10,220			13,318			13,582			18,629	25,968	31,914	21,206	29,681	38,131	45,048
C000028742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)
Accumulated Value		10,000				11,421			16,570			16,767			24,342	36,803	43,433	27,384	42,320	55,906	69,969
C000028740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)
Accumulated Value		10,000				11,385			16,498			16,648			24,110	36,341	42,789	26,905	41,507	54,688	68,273
C000028745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Overseas Portfolio (Service Shares)
Accumulated Value		10,000				9,329			12,203			10,356			13,122	15,224	17,247	15,723	17,387	18,357	23,603
C000028747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)
Accumulated Value		10,000				9,355			12,266			10,433			13,252	15,412	17,505	15,999	17,738	18,774	24,194
C000233309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)
Accumulated Value	$ 10,000		$ 8,350	$ 8,554			$ 10,023	$ 10,549		$ 12,027	$ 11,716		$ 13,562	$ 13,761
C000233310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)
Accumulated Value	10,000		8,350	8,556			10,023	10,544		12,016	11,704		13,537	13,725
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				10,265			10,628			10,630			11,556	12,424	12,232	10,641	11,229	11,369	12,199
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value		10,000				11,196			13,640			13,042			17,149	20,304	26,132	21,399	27,025	33,786	39,827
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
Accumulated Value		10,000				11,205			13,636			12,983			17,063	20,640	26,101	21,108	26,708	33,255	39,030
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
Accumulated Value		10,000				11,274			13,656			12,940			16,954	20,495	25,754	20,808	26,209	32,448	38,012
MSCI World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World IndexSM
Accumulated Value		10,000				10,751			13,159			12,013			15,337	17,776	21,654	17,726	21,942	26,039	31,532
MSCI All Country World ex USA IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World ex-USA IndexSM
Accumulated Value		10,000				10,450			13,291			11,404			13,857	15,333	16,533	13,887	16,056	16,945	22,432
MSCI World IndexSMS000074910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World IndexSM
Accumulated Value	$ 10,000		$ 8,618	$ 8,874			$ 10,213	$ 10,985		$ 12,276	$ 13,036		$ 14,271	$ 15,786
Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Balanced Index
Accumulated Value		10,000				10,784			12,217			11,958			14,473	16,529	18,896	15,963	18,617	21,307	24,226
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
Accumulated Value		10,000				10,708			13,943			13,732			18,729	25,938	33,096	23,453	33,462	44,623	52,906
Standard Poors 500 Index Additional [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value		10,000				11,196			13,640			13,042			17,149	20,304	26,132	21,399	27,025	33,786	39,827
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Growth Index
Accumulated Value		10,000				10,733			13,445			12,806			17,348	23,522	26,516	19,431	24,457	29,863	32,448
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Value Index
Accumulated Value		10,000				12,000			13,601			11,930			15,158	15,910	20,419	17,962	20,246	22,892	25,421
MSCI All Country World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World IndexSM
Accumulated Value		10,000				10,786			13,372			12,113			15,335	17,828	21,133	17,252	21,082	24,769	30,302
MSCI All Country World Information Technology Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World Information Technology IndexSM
Accumulated Value		$ 10,000				$ 11,220			$ 15,906			$ 14,982			$ 22,007	$ 32,044	$ 40,812	$ 28,131	$ 42,485	$ 55,906	$ 70,651